Digital Assets and Digital Assets Receivable - Digital assets receivable shown on the condensed consolidated balance sheets - Additional information (Details) - Angel Studios Inc. Cik0001671941 - USD ($)
$ in Millions
3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Realized losses	$ 3.4
Unrealized losses	$ 3.3
Impairment losses or realized gains or losses		$ 0.0